Cover Page	6 Months Ended
Jun. 30, 2026
Cover [Abstract]
Document Type	S-1
Entity Registrant Name	EVERNORTH HOLDINGS INC.
Entity Incorporation, State or Country Code	NV
Entity Tax Identification Number	39-4156999
Entity Address, Address Line One	600 Battery Street
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94111
City Area Code	415
Local Phone Number	322-3046
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Central Index Key	0002092592
Amendment Flag	false